Subsequent events Subsequent Events (Notes)	12 Months Ended
Sep. 30, 2017
Subsequent Event [Line Items]
Subsequent Events, Policy [Policy Text Block]
Subsequent Events
ASC Topic 855, “Subsequent Events” (“ASC 855”), establishes general standards of accounting and disclosure of events that occur after the balance sheet date but before financial statements are issued or are available to be issued. ASC 855 requires the Company to evaluate events that occur after the balance sheet date through the date the Company’s financial statements are issued and to determine whether adjustments to or additional disclosures in the financial statements are necessary. The Company has evaluated subsequent events through the date these financial statements were issued. See Note 1, Basis of Presentation and Nature of Operations, for updates regarding the regulatory approvals related to the FGL Merger, Front Street Sale and the planned sale of Spectrum Brands’ GBA business.
Corporate and Other Segment
On November 30, 2017, HRG disposed of its interest in FGL and Front Street in connection with the closing of the FGL Merger and the Front Street Sale.
In addition, on May 24, 2017, HRG, FS Holdco II Ltd. (“FS Holdco”), CF Corp and CF/FGL US entered into an agreement (the “338 Agreement”) pursuant to which CF/FGL US agreed that FS Holdco may, at its option, cause CF/FGL US and FS Holdco to make a joint election under Section 338(h)(10) of the Internal Revenue Code of 1986, as amended, with respect to the FGL Merger and the deemed share purchases of FGL’s subsidiaries (the “338 Tax Election”). On March 8, 2018, FS Holdco exercised the 338 Tax Election. In connection with such election, CF/FGL US paid to FS Holdco $30.0 on March 22, 2018 and is required to pay FS Holdco $26.6 by May 21, 2018.
Also on December 15, 2017, HRG issued a notice of redemption to redeem all $864.4 outstanding principal amount of its 7.875% Note at a redemption price equal to 100.0% of the principal amount thereof, plus accrued and unpaid interest to the redemption date. The 7.875% Notes were redeemed on January 16, 2018.
Tax Reform Act
On December 22, 2017, the Tax Reform Act was signed into law. The legislation significantly changes U.S. tax law by, among other things, lowering corporate income tax rates, implementing a dividends received deduction for dividends from foreign subsidiaries and imposing a tax on deemed repatriated accumulated earnings of foreign subsidiaries. The Tax Reform Act reduces the U.S. corporate income tax rate from a maximum of 35.0% to a flat 21.0% rate, effective January 1, 2018. HRG is a calendar year taxpayer, therefore HRG will be using the flat 21.0% rate for the January 1 to September 30, 2018 tax period and 35.0% for the October 1 to December 31, 2017 tax period. However, Spectrum Brands files its U.S. tax returns on a September fiscal year basis, its U.S. tax rate for Fiscal 2018 will be a blended rate of 24.4%.
Deferred tax assets and liabilities are measured using enacted tax rate expected to apply to taxable income in the years in which those temporary differences are expected to reverse. As a result of the reduction in the U.S. Corporate tax rate from 35.0% to 21.0% under the Tax Reform Act, the Company revalued its deferred tax liabilities subsequent to the year ended September 30, 2017 and recognized a provisional $206.7 tax benefit. The Company determined the impact of the U.S. federal corporate income tax rate change on the U.S. deferred tax assets and liabilities is provisional because certain of the timing differences reversing at the Company’s Fiscal 2018 blended rate must be estimated until Fiscal 2018 reversing timing differences are known.
The Tax Reform Act provided for a one-time deemed mandatory repatriation of post-1986 undistributed foreign subsidiary earnings and profits (“E&P”). The Company had an estimated $623.1 of undistributed foreign E&P subject to the deemed mandatory repatriation and recognized a provisional $78.8 of income tax expense subsequent to the year ended September 30, 2017. The mandatory repatriation tax is payable over 8 years and recognized as a long-term liability. The provisional tax expense for the mandatory repatriation is based on currently available information and additional information needs to be prepared, obtained and analyzed in order to determine the final amount, including further analysis of certain foreign exchange gains or losses, earnings and profits, foreign tax credits, and estimated cash and cash equivalents as of the measurement dates in the Tax Reform Act. Tax effects for changes to these items will be recorded in a subsequent quarter, as discrete adjustments to our income tax provision, once complete.
It is currently unclear which of the Tax Reform Act provision will be adopted by the U.S. states. State conformity to the provisions of the Tax Reform Act could have a material impact on the valuation allowance recorded on U.S. state net operating losses.
The Tax Reform Act provides for additional limitations on the deduction of business interest expense, effective with the Company’s Fiscal 2019 tax year. Unused interest deductions can be carried forward and may be used in future years to the extent the interest limitation is not exceeded in those periods. It is possible that a portion of the Company’s future U.S. interest expense could be nondeductible and impact the Company’s effective tax rate.
The Tax Reform Act also contains additional limits on deducting compensation, including performance-based compensation, in excess of $1.0 paid to certain executive officers for any fiscal year, effective with the Company’s Fiscal 2019 tax year. The Company’s future compensation payments will be subject to these limits, which could impact the Company’s effective tax rate.
The Company continues to review the anticipated impacts of the global intangible low taxed income (“GILTI”) and base erosion anti-abuse tax (“BEAT”) on the Company, which are not effective until fiscal year 2019. The Company has not concluded on any impact associated with either GILTI or BEAT in the tax rate. The FASB allows an accounting policy election of either recognizing deferred taxes for temporary differences expected to reverse as GILTI in future years or treating such taxes as a current-period expense when incurred. Due to the complexity of calculating GILTI under the new law, we have not determined which method we will apply.
In response to the enactment of the Tax Reform Act, the SEC staff issued Staff Accounting Bulletin No. 118 (“SAB 118”) to address the application of U.S. GAAP in situations when a registrant does not have the necessary information available, prepared, or analyzed (including computations) in reasonable detail to complete the accounting for certain income tax effects of the Tax Reform Act. SAB 118 allows registrants to record provisional amounts during a one year measurement period in a manner similar to accounting for business combinations. The Company has assessed provisional tax impacts related to the deemed repatriated earnings and the revaluation of deferred tax assets and liabilities as previously discussed. We have not fully assessed the impact of the Tax Reform Act and SAB 118 and the ultimate impact may differ from these provisional amounts, possibly materially, due to, among other things, additional analysis, changes in interpretations and assumptions the Company has made, additional regulatory guidance that may be issued, and actions the Company may take as a result of the Tax Reform Act. The Company will follow the SAB 118 guidance in the preparation of the Company’s Fiscal 2018 financial statements.
Spectrum Brands Merger
On February 24, 2018, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”) with Spectrum Brands, HRG SPV Sub I, Inc., a Delaware corporation and direct wholly owned subsidiary of HRG (“Merger Sub 1”), and HRG SPV Sub II, LLC, a Delaware limited liability company and a direct wholly owned subsidiary of HRG (“Merger Sub 2”, and together with Merger Sub 1, “Merger Sub”).
The Merger Agreement provides that, subject to the terms and conditions thereof, Merger Sub 1 will merge with and into Spectrum Brands (the “First Merger”, and if the Second Merger Opt-Out Condition has occurred, the “Merger”), with Spectrum Brands continuing as the surviving corporation (the “Surviving Corporation”) and a wholly owned subsidiary of HRG. Following the effective time of the First Merger (the “Effective Time”) but only if HRG or Spectrum Brands (or both) do not receive and provide to the other, on the closing date but prior to the Effective Time, a tax opinion to the effect that, assuming the Second Merger does not occur, the Merger will qualify as a “reorganization” within the meaning of Section 368(a) of the Internal Revenue Code (the “Second Merger Opt-Out Condition”), the Surviving Corporation will merge with and into Merger Sub 2 (the “Second Merger”, and if the Second Merger Op-Out Condition has not occurred, together with the First Merger, the “Merger”), with Merger Sub 2 surviving as a wholly owned subsidiary of HRG.
Immediately prior to the Effective Time, the certificate of incorporation of HRG will be amended and restated (the “Amended HRG Charter”, pursuant to which, among other things, at or as soon as practicable following the Effective Time, the corporate name of HRG will change to “Spectrum Brands Holdings, Inc.”, and each issued and outstanding share of common stock, par value $0.01 per share, of HRG (“HRG Common Stock”) will, by means of a reverse stock split (the “Reverse Split”), be combined into a fraction of a share of HRG Common Stock equal to (i) the number of shares of common stock, par value $0.01 per share, of Spectrum Brands (“Spectrum Brands Common Stock”) held by HRG and its subsidiaries as of immediately prior to the Effective Time, adjusted for HRG’s net indebtedness as of closing, certain transaction expenses of HRG that are unpaid as of closing and a $200.0 upward adjustment, divided by (ii) as of immediately prior to the Reverse Split, the number of outstanding shares of HRG Common Stock on a fully-diluted basis.
At the Effective Time, by virtue of the Merger each share of Spectrum Brands Common Stock issued and outstanding immediately prior to the Effective Time (other than shares held in the treasury of Spectrum Brands or owned or held, directly or indirectly, by HRG or any wholly owned subsidiary of Spectrum Brands or HRG, which shall be cancelled and no consideration will be paid with respect thereto) will be converted into the right to receive one share of newly issued HRG Common Stock (and the issuance of HRG Common Stock in the Merger, the “Share Issuance”). No HRG Common Stock will be issued in the Merger in violation of the Amended HRG Charter, including if as a result of such issuance a person would become a holder of more than 4.9% of Corporation Securities (as defined in the Amended HRG Charter). Any shares of HRG Common Stock that would be issuable to a Spectrum Brands’ stockholder but for the operation of the Merger Agreement and the provisions of Article XIII of the Amended HRG Charter shall instead be treated as Excess Securities (as defined in the Amended HRG Charter) and be delivered to one or more 501(c)(3) charitable organizations or escheated to the state of residence, incorporation or formation (as applicable) of the relevant Spectrum Brands’ stockholder.
At the Effective Time, pursuant to the Merger Agreement, each restricted stock award, restricted stock unit and performance stock unit granted under an equity plan of Spectrum Brands’, whether vested or unvested (collectively, the “Spectrum Brands’ Equity Awards”), that is outstanding immediately prior to the Effective Time, will be assumed by HRG and will be automatically converted, by virtue of the Merger, into a corresponding equity-based award in HRG (each a “New HRG Equity Award”) with the right to hold or acquire shares of HRG Common Stock equal to the number of shares of Spectrum Brands’ Common Stock previously underlying such Spectrum Brands’ Equity Award. Each New HRG Equity Award will be subject to the same terms and conditions as the corresponding Spectrum Brands’ Equity Award. At the effective time, pursuant to the Merger Agreement, HRG will assume all rights and obligations in respect of each equity-based plan of the Spectrum Brands’.
Prior to the closing of the Merger, each stock option, warrant and restricted stock award granted under an equity-based plan of HRG that is outstanding and unvested immediately prior to the closing will become fully vested and each stock option and warrant (the “HRG Exercisable Awards”) will become exercisable. Each HRG Exercisable Award that is unexercised shall be adjusted (including to give effect to the Reverse Split) and shall remain outstanding, subject to the same terms and conditions as applied to the corresponding award as of immediately prior to the Effective Time. Immediately prior to the Reverse Split, pursuant to the Merger Agreement, each HRG restricted stock award shall become fully vested and be treated as a share of HRG Common Stock for purposes of the Reverse Split and the Merger.
The consummation of the Merger, the filing of the Amended HRG Charter and the Share Issuance are subject to the satisfaction or waiver of certain closing conditions, including, (i) the approval of Spectrum Brands’ stockholders (including the approval of the holders of a majority of the Spectrum Brands’ Common Stock not held by HRG, its affiliates and the executive officers of Spectrum Brands, and the approval required under Section 12 of Spectrum Brands’ certificate of incorporation in connection with a “Going-Private Transaction” (as defined therein)), (ii) the approval of HRG stockholders, (iii) the effectiveness of a registration statement on Form S-4 registering the HRG Common Stock to be issued in the Merger, (iv) the approval of the shares of HRG Common Stock to be issued in the Merger for listing on the NYSE, (v) the absence of any temporary restraining order, injunction or other judgment, order or decree issued by any governmental entity or other legal restraint or prohibition preventing the consummation of the Merger, (vi) the receipt of certain tax opinions by Spectrum Brands’ and/or HRG that the Merger will qualify as a reorganization under the Internal Revenue Code, (vii) the accuracy of certain representations and warranties of the Spectrum Brands’, Merger Sub and HRG contained in the Merger Agreement and the compliance by the parties with the covenants contained in the Merger Agreement, and (viii) other conditions specified in the Merger Agreement.
Fifth Amendment to Credit Agreement
On March 28, 2018, Spectrum Brands entered into a fifth amendment to the Credit Agreement, expanding the overall capacity of the Revolver Facility to $800.0.